Note 19 - Voyage Revenues	12 Months Ended
Dec. 31, 2024
Notes To Financial Statements [Abstract]
Revenue from Contract with Customer [Text Block]

19. Voyage Revenues:

The following table shows the voyage revenues earned from time charters and voyage charters during the years ended 2022, 2023 and 2024:

For the year ended December 31, 2024
	Container vessels segment	Dry bulk vessels segment	CBI	Total
Time charters	$864,545	$175,646	$87,400	$1,127,591
Voyage charters and Contracts of Affreightment	-	-	722,269	722,269
Voyage charters – related parties (Note 3(d))	-	-	210,087	210,087
Total	$864,545	$175,646	$1,019,756	$2,059,947

For the year ended December 31, 2023
	Container vessels segment	Dry bulk vessels segment	CBI	Total
Time charters	$839,374	$151,137	$77,683	$1,068,194
Voyage charters and Contracts of Affreightment	-	4,755	429,542	434,297
Total	$839,374	$155,892	$507,225	$1,502,491

For the year ended December 31, 2022
	Container vessels segment	Dry bulk vessels segment	CBI	Total
Time charters	$797,392	$313,276	$-	$1,110,668
Voyage charters and Contracts of Affreightment	-	2,824	367	3,191
Total	$797,392	$316,100	$367	$1,113,859